Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Schedule of software development costs
	As of December 31,
	2016	2015
Capitalized software development costs	$3,044	$1,468
Accumulated amortization	(986)	(187)
Software development costs, net	$2,058	$1,281

Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of future amortization expense
Years Ending December 31,	Amount
2017	$870
2018	578
2019	230
2020	208
2021	172
Total	$2,058